RELATED PARTIES (Tables) - Related Party [Member]	12 Months Ended
Dec. 31, 2025
Related Party Transaction [Line Items]
SCHEDULE OF RELATED PARTY BALANCES INCLUDED IN BALANCE SHEETS

	December 31, 2025	December 31, 2024
CURRENT ASSETS
Prepaid expenses and other current assets	$-	$116
CURRENT LIABILITIES:
Trade payables	$78	$-
Convertible securities	$-	$605
Accrued expense and other current liabilities	$136	$711

SCHEDULE OF RELATED PARTY TRANSACTION INCLUDED IN STATEMENTS OF OPERATIONS
	Year ended	Year ended	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023

Research and development	$653	$208	$228
General and administrative	$1,025	$307	$288
Interest expense	$-	$17	$27